RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	₽ 522,757	₽ 529,892
Financing cash flows	(27,360)	(120,448)
Operating cash flows	(12,622)	(15,392)
Acquisitions/Disposals	(119)	(8,877)
Foreign exchange movement	5,497	(4,576)
Other comprehensive income	150	789
Change in fair value	(53)	1,805
Other changes	36,400	65,262
Change in retained earnings	52,012	74,302
Liabilities arising from financial activities - end of year	576,662	522,757
Notes
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	183,935	117,355
Financing cash flows	18,590	72,200
Foreign exchange movement	7,674	(5,668)
Other changes	(2,044)	48
Liabilities arising from financial activities - end of year	208,155	183,935
Bank and other loans
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	159,384	250,780
Financing cash flows	60,055	(93,640)
Acquisitions/Disposals	26	18
Foreign exchange movement		(1,057)
Other changes	1,648	3,283
Liabilities arising from financial activities - end of year	221,113	159,384
Finance lease obligation
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	155,308	160,552
Financing cash flows	(15,054)	(15,154)
Operating cash flows	(12,173)	(14,666)
Acquisitions/Disposals	(145)	(8,895)
Foreign exchange movement	1,405	(1,150)
Other comprehensive income	150	493
Other changes	21,323	34,128
Liabilities arising from financial activities - end of year	150,814	155,308
Payables related to repurchase of common stock
Reconciliation of liabilities arising from financial activities
Financing cash flows	(16,028)	(15,922)
Other changes	16,028	15,922
Dividends payable
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	23,080	146
Financing cash flows	(74,923)	(52,505)
Other changes	(60)	1,137
Change in retained earnings	52,012	74,302
Liabilities arising from financial activities - end of year	109	23,080
Payables related to transactions under common control
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	22	120
Financing cash flows		(15,312)
Other changes	(22)	15,214
Liabilities arising from financial activities - end of year		22
Liability under put option agreement
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	73	3,735
Change in fair value	(53)	1,805
Other changes	42	(5,467)
Liabilities arising from financial activities - end of year	62	73
Hedge asset (net)
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	955	(2,796)
Financing cash flows		(115)
Operating cash flows	(449)	(726)
Foreign exchange movement	(3,582)	3,299
Other comprehensive income		296
Other changes	(515)	997
Liabilities arising from financial activities - end of year	₽ (3,591)	₽ 955